UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21504

Advent/Claymore Enhanced Growth & Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments January 31, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 64.4%
	Aluminum, Steel and Other Metals - 4.0%
135,000	Freeport-McMoRan Copper & Gold, Inc., Class B (a)(b)	$7,763,850
12,000	Vallourec SA (France)	3,092,173

		10,856,023

	Automotive - 1.6%
150,000	Suzuki Motor Corp. (Japan)	4,303,075

	Beverages, Food and Tobacco - 1.9%
50,000	Altria Group, Inc. (a)	4,369,500
60,000	Wild Oats Markets, Inc. (a)(c)	871,800

		5,241,300

	Biotechnology - 1.6%
60,000	Amgen, Inc. (a)(c)	4,222,200

	Chemicals - 0.9%
50,000	Celanese Corp., Ser. A (a)	1,312,500
150,000	Tokai Carbon Co., Ltd. (Japan)	1,132,192

		2,444,692

	Commercial Services - 1.6%
50,000	Heidelberger Druckmaschinen AG (Germany)	2,102,511
50,000	USG People NV (Netherlands)	2,103,161

		4,205,672

	Construction - 1.2%
40,000	Fluor Corp. (a)	3,304,000

	Diversified Manfacturing Operations - 1.1%
40,000	3M Co. (a)	2,972,000

	Electronic Equipment and Components - 5.4%
63,100	Coherent, Inc. (a)(c)	1,940,325
105,000	Diodes, Inc. (a)(c)	3,850,350
100,000	Jabil Circuit, Inc. (a)	2,399,000
70,000	Hamamatsu Photonics K.K. (Japan)	2,065,972
175,000	NEC Tokin Corp. (Japan)	1,011,285
105,000	Texas Instruments, Inc. (a)	3,274,950

		14,541,882

	Financial Services - 3.5%
150,000	E*Trade Financial Corp. (a)(b)(c)	3,657,000
25,000	Fortis (Belgium)	1,046,707
100,000	UCBH Holdings, Inc. (a)	1,875,000
50,000	Wachovia Corp. (a)	2,825,000

		9,403,707

	Health Care Products and Services - 4.2%
1,280,000	Hengan International Group Co., Ltd. (Hong Kong)	3,491,334
90,000	Omnicare, Inc. (a)(b)	3,617,100
80,000	Quest Diagnostics, Inc. (a)	4,198,400

		11,306,834

	Internet - 0.9%
145,000	Symantec Corp. (a)(c)	2,567,950

	Machinery and Equipment - 2.5%
80,000	Caterpillar, Inc. (a)	5,125,600
12,000	SMC Corp. (Japan)	1,706,349

		6,831,949

	Mining - 2.3%
180,000	Gold Fields Ltd. ADR (South Africa)(a)	3,040,200
70,000	Xstrata PLC (Switzerland)	3,250,066

		6,290,266

	Oil and Gas - 9.7%
55,000	BP Prudhoe Bay Royalty Trust (a)	4,020,500
75,000	Fugro NV (Netherlands)	3,551,398
40,000	National-Oilwell Varco, Inc. (a)(c)	2,425,600
200,000	Ocean Rig ASA (Norway)(c)	1,443,352
100,000	Petro-Canada (Canada)(a)	3,886,000
60,000	Sunoco, Inc. (a)	3,787,800
25,000	Transocean, Inc. (Cayman Islands)(a)(c)	1,934,250
95,000	Valero Energy Corp. (a)	5,156,600

		26,205,500

	Pharmaceuticals - 3.5%
140,000	Cubist Pharmaceuticals, Inc. (a)(c)	2,576,000
40,000	Invitrogen Corp. (a)(c)	2,449,200
24,000	Roche Holding AG (Switzerland)	4,494,951

		9,520,151

	Real Estate and Development - 1.9%
3,210,000	Shanghai Forte Land Co., Ltd., Class H (China)	1,192,078
150,000	Shoei Co., Ltd. (Japan)	4,117,064

		5,309,142

	Retail - Specialty Stores - 9.4%
100,000	Best Buy Co., Inc. (a)	5,040,000
160,000	Charming Shoppes, Inc. (a)(c)	2,099,200
60,000	Dick’s Sporting Goods, Inc. (a)(c)	3,089,400
100,000	Don Quijote Co., Ltd. (Japan)	2,141,204
2,600,000	Golden Eagle Retail Group Ltd. (China)	2,044,295
60,000	Izumi Co., Ltd. (Japan)	2,286,706
30,000	KarstadtQuelle AG (Germany)(c)	964,062
259,400	Marui Co., Ltd. (Japan)	3,186,743
100,000	Walgreen Co. (a)	4,530,000

		25,381,610

	Telecommunications - 7.2%
90,000	Amdocs Ltd. (Guernsey)(a)(c)	3,121,200
70,000	America Movil SA de C.V., Ser. L ADR (Mexico)(a)	3,105,200
200,000	Comverse Technology, Inc. (a)(c)	3,870,000
250,000	Motorola, Inc. (a)(b)	4,962,500
200,000	Nokia Oyj ADR (Finland)(a)	4,420,000

		19,478,900

	Total Common Stocks - 64.4% (Cost $171,908,866)	174,386,853

	Convertible Preferred Stocks - 6.6%
	Automotive - 2.7%
200,000	Ford Motor Co. Capital Trust II, 6.50%, 2032 (a)	7,374,000

	Communications Equipment - 2.3%
6,000	Lucent Technologies Capital Trust I, 7.75%, 2017	6,274,500

	Financial Services - 0.4%
22,573	Lehman Brothers Holdings, Inc., 3.00%, 2008	1,165,896

	Oil and Gas - 1.2%
30,000	Chesapeake Energy Corp., 5.00%, 2049 (a)	3,077,700

	Total Convertible Preferred Stocks - 6.6% (Cost $16,627,380)	17,892,096

	Corporate Bonds - 14.7%
	Building Products and Services - 0.7%
$2,000,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	1,995,000

	Computers - Software and Peripherals - 1.2%
3,000,000	SunGard Data Systems, Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes	3,225,000

	Electronic Equipment and Components - 3.0%
4,000,000	Freescale Semiconductor, Inc., B
	8.875%, 12/15/14, Senior Notes (d)	3,980,000
4,000,000	Spansion LLC, B
	11.25%, 1/15/16, Senior Notes (d)	4,210,000

		8,190,000

	Health Care Products and Services - 1.0%
2,500,000	Hanger Orthopedic Group, Inc., CCC+
	10.25%, 6/01/14, Senior Notes	2,631,250

	Leisure and Entertainment - 1.0%
2,500,000	TDS Investor Corp., B-
	9.875%, 9/01/14, Senior Notes (d)	2,612,500

	Oil and Gas - 2.0%
3,000,000	Ocean Rig ASA, NR
	9.36%, 4/04/11, Senior Notes (Norway)(d)(e)	3,000,000
2,025,000	Seitel, Inc., NR
	11.75%, 7/15/11, Senior Notes	2,531,250

		5,531,250

	Special Purpose Entity - 5.0%
12,599,996	Dow Jones CDX HY, Ser. 3-4, NR
	10.50%, 12/29/09 (d)	13,607,995

	Utilities - 0.8%
2,000,000	AES Dominicana Energia Finance SA, B-
	11.00%, 12/13/15, Senior Notes (Dominican Republic)	2,090,000

	Total Corporate Bonds - 14.7% (Cost $37,867,243)	39,882,995

	Convertible Bonds - 10.1%
	Automotive - 1.0%
125,000	General Motors Corp., B-
	5.25%, 3/06/32, Senior Debentures (a)	2,725,000

	Communications Equipment - 1.2%
3,000,000	Lucent Technologies, Inc., Ser. A, B+
	2.75%, 6/15/23, Senior Convertible Notes	3,127,500

	Chemicals - 1.2%
2,000,000	Bayer Capital Corp. BV, BBB-
	6.625%, 6/01/09, Subordinated Convertible Debentures (Netherlands)	3,300,605

	Health Care Products and Services - 0.6%
2,000,000	Omnicare, Inc., BB+
	3.25%, 12/15/35, Senior Convertible Notes	1,745,000

	Special Purpose Entity - 0.9%
1,000,000	Conti-Gummi Finance BV, BBB+	2,501,047

	1.625%, 5/19/11, Senior Convertible Notes (Netherlands)
	Telecommunications - 3.0%
3,500,000	ADC Telecommunications, Inc., NR
	5.729%, 6/15/13, Subordinated Convertible Notes (a)(e)	3,364,375
5,000,000	Level 3 Communications, Inc., CCC
	6.00%, 9/15/09, Subordinated Convertible Notes (a)	4,762,500

		8,126,875

	Utilities - Gas and Electric - 2.2%
6,000,000	Peabody Energy Corp., B
	4.75%, 12/15/41, Subordinated Convertible Debentures (a)	5,872,500

	Total Convertible Bonds - 10.1% (Cost $26,336,123)	27,398,527

	Total Investments - 95.8% (Cost $252,739,612)	259,560,471
	Other assets in excess of liabilities - 4.6%	12,381,922
	Total Options Written - (0.4%)	(1,110,650)

	Net Assets - 100.0%	$270,831,743

ADR - American Depositary Receipt.

LLC - Limited Liability Company

PLC - Public Limited Company.

(a)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)	All or a portion of these securities with an aggregate market value of $12,448,750 have been physically segregated to collateralize written call options.

(c)	Non-income producing security.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to 10.1% of net assets.

(e)	Variable rate or floating security. The rate shown is as of January 31, 2007.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

Country Breakdown as of Total Investments*
United States	72.9%
Japan	8.5%
Switzerland	3.0%
Netherlands	2.2%
Finland	1.7%
Canada	1.5%
Hong Kong	1.3%
South Africa	1.2%
Mexico	1.2%
Guernsey	1.2%
Germany	1.2%
France	1.2%
China	1.2%
Cayman Islands	0.7%
Norway	0.6%
Belgium	0.4%

*	Subject to change daily.

Advent/Claymore Enhanced Growth and Income Fund

Portfolio of Investments January 31, 2007 (unaudited)

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
100	3M Co.	July 2007	$85.00	$5,000
300	ADC Telecommunications, Inc.	May 2007	15.00	61,500
100	Alcatel-Lucent	June 2007	15.00	3,000
500	Altria Group, Inc.	March 2007	85.00	195,000
100	Amdocs, Ltd.	July 2007	40.00	8,500
100	America Movil SA de C.V. ADR	February 2007	45.00	10,500
200	Amgen, Inc.	April 2007	72.50	43,000
100	Best Buy Co., Inc.	June 2007	60.00	8,500
90	BP Prudhoe Bay Royalty Trust	March 2007	75.00	8,550
100	Caterpillar, Inc.	February 2007	67.50	1,000
100	Celanese Corp.	March 2007	20.00	63,500
400	Celanese Corp.	March 2007	25.00	73,000
100	Charming Shoppes, Inc.	July 2007	15.00	7,750
100	Chesapeake Energy Corp.	April 2007	35.00	2,500
200	Coherent, Inc.	February 2007	35.00	3,000
100	Comverse Technology, Inc.	July 2007	20.00	15,500
370	Cubist Pharmaceuticals, Inc.	February 2007	20.00	3,700
200	Dick’s Sporting Goods, Inc.	June 2007	55.00	51,000
200	Diodes, Inc.	March 2007	45.00	3,500
500	E*Trade Financial Corp.	April 2007	25.00	55,000
100	Fluor Corp.	March 2007	85.00	20,000
100	Ford Motor Co.	June 2007	10.00	1,500
600	Freeport-McMoRan Copper & Gold, Inc.	May 2007	65.00	129,000
100	General Motors Corp.	June 2007	40.00	5,000
500	Gold Fields Ltd. ADR	July 2007	20.00	37,500
400	Invitrogen Corp.	March 2007	65.00	39,000
100	Jabil Circuit, Inc.	March 2007	27.50	750
100	Level 3 Communications, Inc.	June 2007	7.50	3,500
100	Motorola, Inc.	July 2007	22.50	6,500
400	National-Oilwell Varco, Inc.	March 2007	65.00	56,400
500	Nokia Oyj ADR	April 2007	22.50	45,000
100	Omnicare, Inc.	June 2007	45.00	12,250
100	Peabody Energy Corp.	June 2007	55.00	4,000
100	Petro-Canada	June 2007	45.00	7,250
100	Quest Diagnostics, Inc.	May 2007	55.00	16,000
100	Sunoco, Inc.	May 2007	75.00	7,500
100	Symantec Corp.	April 2007	20.00	2,000
100	Texas Instruments, Inc.	July 2007	35.00	9,500
100	Transocean, Inc.	March 2007	80.00	27,000
100	UCBH Holdings, Inc.	February 2007	17.50	13,250
100	UnitedHealth Group, Inc.	March 2007	55.00	7,000
100	Valero Energy Corp.	March 2007	57.50	9,500
250	Wachovia Corp.	February 2007	57.50	3,750
100	Walgreen Co.	April 2007	45.00	19,000
100	Wild Oats Markets, Inc.	July 2007	17.50	5,500

	Total Call Options Written (Premiums received $999,834)			$1,110,650

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ending October 31, 2006.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland President and Chief Executive Officer
Date:	March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland President and Chief Executive Officer
Date:	March 30, 2007

By:	/s/ Robert White
Robert White Treasurer and Chief Financial Officer
Date:	March 30, 2007